Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,615	$ 3,708
Less: Accumulated amortization	1,943	1,870
Net carrying amount	1,672	1,838
Amortization of intangible assets	298	318	345
Future amortization expense, 2014	292
Future amortization expense, 2015	264
Future amortization expense, 2016	224
Future amortization expense, 2017	199
Future amortization expense, 2018	163
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,482	1,537
Less: Accumulated amortization	533	459
Net carrying amount	949	1,078
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,023	1,125
Less: Accumulated amortization	565	606
Net carrying amount	458	519
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,110	1,046
Less: Accumulated amortization	845	805
Net carrying amount	$ 265	$ 241